Components of Net Financing Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Components Net Financing Leases [Line Items]
Total Minimum Lease Payments	$ 520,226	$ 551,000
Estimated Residual Value of Leased Property	134,194	147,667
Deferred Origination Costs, Net Of Fees	6,691	7,109
Unearned Financing Income	97,244	102,783
Loans held-in-portfolio	24,951,299	25,564,917
Capital Leases, Net Investment in Direct Financing Leases, Allowance for Uncollectible Minimum Lease Payments	4,891	13,153
Total	558,976	589,840
Leasing
Components Net Financing Leases [Line Items]
Loans held-in-portfolio	$ 563,867	$ 602,993